Transactions and Balances with Related Parties (Details) - Schedule of Shareholder and Other Related Parties Benefits $ in Thousands		Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Schedule of Shareholder and Other Related Parties Benefits [Abstract]
Salaries and related expenses- related parties employed by the Group	[1]	$ 11,818	$ 10,185	$ 13,629
Number of related parties		8	8	7
Compensation for directors not employed by the Group		$ 408	$ 374	$ 3,951
Number of directors		8	7	8

[1]	The figures include share-based payment expenses of $6,692 (2022: $7,333, 2021: $10,925)